Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust II
Entity Central Index Key	0001882879
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000239677
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total International Equity ETF
Trading Symbol	GXUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market posted double-digit positive returns for the annual period but experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Still, strong performance overall was supported by improved economic recovery in developed markets, solid corporate earnings, increased defense spending, European Central Bank interest rate cuts and some progress late in the annual period in trade deals with the U.S. that modestly eased significant concerns around the potential impact of U.S.-imposed tariffs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS Global Markets ex United States Large & Mid Cap Index	MSCI World ex USA Index
5/31/23	$10,000	$10,000	$10,000
8/23	$10,185	$10,393	$10,396
8/24	$11,981	$12,279	$12,418
8/25	$13,821	$14,175	$14,266

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced May 31, 2023)	15.36%	15.43%
Solactive GBS Global Markets ex United States Large & Mid Cap Index	15.44%	16.74%
MSCI World ex USA Index	14.88%	17.06%

Performance Inception Date	May 31, 2023
AssetsNet	$ 521,750,485
Advisory Fees Paid, Amount	$ 832,189
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,750,485
# of Portfolio Holdings as of Period End	2,819
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$832,189

Holdings [Text Block]

Sector Allocation (%)

Financials	24.3%
Industrials	15.3%
Information Technology	13.1%
Consumer Discretionary	10.3%
Health Care	7.8%
Consumer Staples	6.3%
Materials	6.3%
Communication Services	6.1%
Energy	4.5%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000234252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. 1000 Equity ETF
Trading Symbol	GUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS United States 1000 Index	Russell 1000® Index
4/5/22	$10,000	$10,000	$10,000
8/22	$8,764	$8,765	$8,773
8/23	$10,117	$10,113	$10,124
8/24	$12,798	$12,809	$12,817
8/25	$14,864	$14,895	$14,899

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced April 5, 2022)	16.14%	12.33%
Solactive GBS United States 1000 Index	16.28%	12.40%
Russell 1000® Index	16.24%	12.41%

Performance Inception Date	Apr. 05, 2022
AssetsNet	$ 2,020,770,507
Advisory Fees Paid, Amount	$ 1,867,059
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,020,770,507
# of Portfolio Holdings as of Period End	1,013
Portfolio Turnover Rate for the Period	2%
Total Net Advisory Fees Paid for the Period	$1,867,059

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Consumer Discretionary	10.9%
Communication Services	9.9%
Industrials	9.3%
Health Care	9.2%
Consumer Staples	5.0%
Energy	3.1%
Utilities	2.3%
Other	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs